Other Long-Term Assets	12 Months Ended
Dec. 31, 2020
Other Long Term Assets Disclosure [Abstract]
OTHER LONG-TERM ASSETS
NOTE 3:-	OTHER LONG-TERM ASSETS

	December 31,
	2019	2020

Deferred tax assets	$2,808	$1,870
Long-term unbilled receivables	362	772
Other	2,091	2,622

	$5,261	$5,264